Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Advance to staff			¥ 1,803,546	¥ 2,604,854
Deposits	[1]		3,082,170	1,928,641
Prepaid expenses	[2]		10,187,963	940,146
Value-added tax recoverable			1,250,113	808,479
Employee loan			300,000	300,000
Others			4,285,634	593,920
Total			20,909,426	7,176,040
Less: Allowance for credit losses			(351,955)	(351,955)	¥ (351,955)	¥ (264,888)
Total prepayments and other current assets, net		$ 3,029,796	¥ 20,557,471	¥ 6,824,085

[1]	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.
[2]	The balance of prepaid expenses as of June 30, 2026 primarily consisted of a prepayment of approximately US$1.5 million for professional and consulting advisory fees paid to Tao Consultants LLC in connection with the post-balance sheet equity financing completed in July 2026 (see Note 18).